Capital Stock (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 11, 2021	Apr. 15, 2020	Dec. 23, 2020	Apr. 15, 2020	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Sep. 01, 2019
IfrsStatementLineItems [Line Items]
Sale of stock	32,923,078		5,554,588			14,840,305
Purchase of warrants	16,461,539		2,777,268
Aggregate of net proceeds	$ 21,400,000		$ 3,000,000.0
Description of shares and warrants	The common shares and warrants were issued at $0.65 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.80 for a period of five years from the issue date. The Company also issued 1,152,307 broker warrants with the same terms and incurred commission and other costs of $1.8 million out of which $0.7 million was allocated to the warrants issued in the unit and expensed in the statement of comprehensive loss.
Price per share			$ 0.54
Outstanding balance						$ 5,089,000
Warrants issued					(8,710,000)
Exercise of warrants, amount					$ (7,832,000)	$ 3,484,000
Weighted average exercise price					$ 0.94	$ 1.19	$ 1.09
Weighted average remaining contractual life					3 years 9 months 18 days
Omnibus Plan [Member]
IfrsStatementLineItems [Line Items]
Stock options					12,513,055	7,022,512
Warrants [Member]
IfrsStatementLineItems [Line Items]
Price per share			$ 1.50
Tranche A Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Outstanding balance					$ 7,000,000.0
Converted to shares					12,150,447
Aggregate of value					$ 7,000,000.0
Issued capital [member]
IfrsStatementLineItems [Line Items]
Aggregate of net proceeds						$ 500,000
Issued for private placements, net of share issue costs, number (in shares)		5,623,000				6,768,634
Weighted average price		$ 0.57		$ 0.57		$ 0.575
Net of share issuance cost						$ 3,400,000
Warrants issued						$ 4,017,857
Maturity date						Sep. 26, 2021
Exercise of warrants, number (in shares)						5,434,896
Exercise of warrants, amount					$ (8,710,000)	$ 3,484,000	$ 162,000
Shares issued for interest on gold loans, number (in shares)						1,463,855
Shares issued for interest on gold loans, amount						$ 600,000
Total compensation				$ 3,200,000
Three Year Warrants [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants					2,777,268
Warrants exercise price					$ 1.50
Fair value of warrants					$ 400,000
Dividend yield					0.00%
Risk free interest					0.18%
Volatility					69.00%
Expected life					36 months
Five Year Warrants [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants					16,461,539
Warrants exercise price					$ 0.80
Fair value of warrants					$ 7,800,000
Dividend yield					0.00%
Risk free interest					0.46%
Volatility					62.00%
Expected life					60 months
Five Year Warrants One [Member]
IfrsStatementLineItems [Line Items]
Issaunce of warrants					1,152,307
Fair value of warrants					$ 500,000
Dividend yield					0.00%
Risk free interest					0.46%
Volatility					62.00%
Expected life					60 months
Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price					$ 1.2125